Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Schedule of consolidated operations
	For the period ended 30 June 2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	82,985,780	142,079,688	11,435,200	236,500,668	-	236,500,668
Reinsurer's share of insurance premiums	(12,455,192)	(53,423,266)	-	(65,878,458)	-	(65,878,458)
Net written premiums	70,530,588	88,656,422	11,435,200	170,622,210	-	170,622,210
Net change in unearned premiums	(6,133,165)	(25,156,399)	(3,082,722)	(34,372,286)	-	(34,372,286)
Net premiums earned	64,397,423	63,500,023	8,352,478	136,249,924	-	136,249,924

Underwriting deductions
Net policy acquisition expenses	(12,830,210)	(11,671,287)	(1,368,310)	(25,869,807)	-	(25,869,807)
Net claims and claim adjustment expenses	(32,105,230)	(30,507,425)	(1,674,117)	(64,286,772)	-	(64,286,772)
Net underwriting results	19,461,983	21,321,311	5,310,051	46,093,345	-	46,093,345

General and administrative expenses	-	-	-	-	(22,423,364)	(22,423,364)
Net investment income	-	-	-	-	3,052,374	3,052,374
Share of loss from associates	-	-	-	-	(438,993)	(438,993)
Impairment loss on insurance receivables	-	-	-	-	(2,177,998)	(2,177,998)
Other revenues	-	-	-	-	117,174	117,174
Other expenses	-	-	-	-	(605,463)	(605,463)
Listing related cost	-	-	-	-	(3,366,390)	(3,366,390)
Loss on foreign exchange	-	-	-	-	(8,658,231)	(8,658,231)
Profit (loss) before tax	19,461,983	21,321,311	5,310,051	46,093,345	(34,500,891)	11,592,454
Income tax	-	-	-	-	(432,723)	(432,723)
Profit for the period	19,461,983	21,321,311	5,310,051	46,093,345	(34,933,614)	11,159,731

	For the period ended 30 June 2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	59,923,058	115,507,606	10,899,528	186,330,192	-	186,330,192
Reinsurer's share of insurance premiums	(3,738,488)	(45,301,301)	-	(49,039,789)	-	(49,039,789)
Net written premiums	56,184,570	70,206,305	10,899,528	137,290,403	-	137,290,403
Net change in unearned premiums	(11,132,821)	(20,075,859)	(2,606,370)	(33,815,050)	-	(33,815,050)
Net premiums earned	45,051,749	50,130,446	8,293,158	103,475,353	-	103,475,353

Underwriting deductions
Net policy acquisition expenses	(9,842,982)	(10,819,429)	(1,347,482)	(22,009,893)	-	(22,009,893)
Net claims and claim adjustment expenses	(26,475,530)	(24,389,421)	(4,513,040)	(55,377,991)	-	(55,377,991)
Net underwriting results	8,733,237	14,921,596	2,432,636	26,087,469	-	26,087,469

General and administrative expenses	-	-	-	-	(18,503,774)	(18,503,774)
Net investment income	-	-	-	-	7,292,252	7,292,252
Share of profit from associates	-	-	-	-	109,344	109,344
Other revenues	-	-	-	-	900,161	900,161
Other expenses	-	-	-	-	(1,215,431)	(1,215,431)
Gain on foreign exchange	-	-	-	-	424,184	424,184
Profit (loss) before tax	8,733,237	14,921,596	2,432,636	26,087,469	(10,993,264)	15,094,205
Income tax	-	-	-	-	(196,109)	(196,109)
Profit for the period	8,733,237	14,921,596	2,432,636	26,087,469	(11,189,373)	14,898,096

Schedule of non-current operating assets information by geography
	30 June 2020	31 December 2019
	USD	USD

Middle East	37,860,059	40,581,053
North Africa	8,537	25,093
UK	1,408,504	1,622,236
Asia	96,136	104,666
	39,373,236	42,333,048